Trade receivables	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade Receivables [Abstract]
Trade receivables

20. Trade receivables

	2024	2023
Trade receivables	104,144	114,171
Less: allowance for expected credit losses	(778)	(1,220)
Trade receivables—net	103,366	112,951

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2024	2023
EUR	31,660	31,523
USD	29,931	27,828
GBP	19,670	20,909
CNY	13,616	19,445
SEK	2,701	5,939
Other	5,788	7,307
Total	103,366	112,951

For more information on aging schedule and the allowance for expected credit losses, please see Note 3.1.2 Credit risk.

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.